EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
		Nov. 30, 2024 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ₪ / shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share | ₪ / shares						₪ 0.00286
Business acquisition description			the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital	the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued 352,276 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. The options will vest over a period of 3 years, with an exercise price of $9.1 (NIS 32) for one year period and $11.4 (NIS 41.2) for additional two years period. In the private placement, the Company issued 42,735 units, each composed of 8.74 ordinary shares and 7.43 Series 3 options as well as 16,239 units, each composed of 8.74 ordinary shares and 5.68 Series 3 options. Gross issue proceeds were $29 million (NIS 96 million). Issuance costs amounted to USD 1.7 million (NIS 5.7 million), including NIS 0.5 million paid to an advisor through the allocation of shares and Series 3 options, were recognized as a deduction from additional paid-in capital
Share issued price per share | $ / shares			$ 8.74
Proceeds from issuance or sale of equity			$ 29,000,000	₪ 96.0
Payments of debt issuance costs			$ 1,700,000	5.7	$ 10,875,000
Aggregate purchase price, value				₪ 0.5	100,000
Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Initial commitment fee | $		$ 100,000
Deferred commitment fee | $		100,000
Aggregate purchase price, deferred fee | $		$ 3,000,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price, value | $	[1]
Common Stock [Member] | Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation purchase price, percentage		97.00%
Outstanding voting power, percentage		4.99%
Issued and outstanding voting rights, percentage		19.99%
Initial commitment shares		39,381
Common Stock [Member] | Maximum [Member] | Standby Equity Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price, value | $		$ 12,000,000
One Year [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)			$ 9.1	₪ 32
Two Years [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)			$ 11.4	₪ 41.2
Issue One [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued			42,735
Issue One [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services			8.74	8.74
Issue Two [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued			16,239
Issue Two [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services			8.74	8.74
Series Three [Member]
Subsidiary, Sale of Stock [Line Items]
Share issued price per share | $ / shares			$ 5.68
Series Three [Member] | Issue One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services			7.43	7.43
Series Three [Member] | Issue Two [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services			5.68	5.68
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued			352,276

[1]	Represents less than $1 thousand